ETFMG Travel Tech ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Australia - 3.9%
Internet & Direct Marketing Retail - 3.9% (d)
Webjet Ltd. (a)	716,158	$2,799,261

Brazil - 3.6%
Hotels, Restaurants & Leisure - 3.6%
CVC Brasil Operadora e Agencia de Viagens SA (b)	665,983	2,610,491

Canada - 3.9%
Road & Rail - 3.9%
Facedrive, Inc. (a)(b)	221,148	2,823,203

China - 3.9%
IT Services - 3.9%
TravelSky Technology Ltd.	1,177,336	2,839,900

Japan - 7.8%
Hotels, Restaurants & Leisure - 1.7%
Adventure, Inc.	30,946	1,245,273
Internet & Direct Marketing Retail - 6.1% (d)
Airtrip Corp.	95,027	1,148,552
Open Door, Inc. (a)(b)	134,864	1,816,821
Temairazu, Inc.	28,359	1,408,955
Total Internet & Direct Marketing Retail		4,374,328
Total Japan		5,619,601

Luxembourg - 3.7%
Internet & Direct Marketing Retail - 3.7% (d)
eDreams ODIGEO SA (b)	524,850	2,664,099

Mauritius - 4.4%
Internet & Direct Marketing Retail - 4.4% (d)
MakeMyTrip, Ltd. - ADR (b)	108,381	3,200,491

Netherlands - 4.0%
Interactive Media & Services - 4.0%
Trivago NV - ADR (b)	1,200,954	2,906,309

Republic of Korea - 7.1%
Hotels, Restaurants & Leisure - 7.1%
Hana Tour Service, Inc.	52,336	2,697,980
Lotte Tour Development Co., Ltd. (b)	178,916	2,470,533
Total Hotels, Restaurants & Leisure		5,168,513

Spain - 3.9%
IT Services - 3.9%
Amadeus IT Group SA	38,708	2,816,434

United Kingdom - 9.8%
Internet & Direct Marketing Retail - 8.2% (d)
On the Beach Group Plc	585,283	2,981,401
Trainline PLC (b)	471,793	2,993,627
Total Internet & Direct Marketing Retail		5,975,028
Software - 1.6%
accesso Technology Group PLC (b)	175,021	1,136,873
Total United Kingdom		7,111,901

United States - 43.8%
Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc. - Class A (a)(b)	22,801	3,347,187
Interactive Media & Services - 4.0%
TripAdvisor, Inc. (a)(b)	99,339	2,858,976
Internet & Direct Marketing Retail - 21.4.0% (d)
Booking Holdings, Inc. (b)	1,520	3,385,450
Despegar.com Corp. - ADR (a)(b)	220,660	2,826,655
Expedia Group, Inc. (a)	22,941	3,037,388
Tongcheng-Elong Holdings, Ltd. (b)	1,498,283	2,898,986
Trip.com Group, Ltd. - ADR (b)	96,329	3,249,177
Total Internet & Direct Marketing Retail		15,397,656
IT Services - 4.3%
Sabre Corp. (a)	257,269	3,092,374
Road & Rail - 8.4%
Lyft, Inc. - Class A (a)(b)	60,214	2,958,314
Uber Technologies, Inc. (a)(b)	60,327	3,076,677
Total Road & Rail		6,034,991
Software - 1.0%
Lvji Technology Holdings, Inc. (b)	6,496,927	737,482
Total United States		31,468,666
TOTAL COMMON STOCKS (Cost $63,271,036)		72,028,869

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	13,975,370	13,975,370
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $13,975,370)		13,975,370

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	308,362	308,362
TOTAL SHORT-TERM INVESTMENTS (Cost $308,362)		308,362

Total Investments (Cost $77,554,768) - 119.6%		86,312,601
Liabilities in Excess of Other Assets - (19.6)%		(14,131,037)
TOTAL NET ASSETS - 100.0%		$72,181,564

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	All or a portion of this security is out on loan as of December 31, 2020.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020 the Fund had a significant portion of its assets in the Internet & Direct Marketing Retial Industry

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,028,869	$-	$-	$72,028,869
Short Term Investments	308,362	-	-	308,362
Investments Purchased with Securities Lending Collateral*	-	-	-	13,975,370
Total Investments in Securities	$72,337,231	$-	$-	$86,312,601

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.